UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21665
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(Exact name of registrant as specified in charter)
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)
DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)
Registrant’s telephone number, including area code: (919) 846-2324
Date of fiscal year end: MARCH 31
Date of reporting period: SEPTEMBER 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(a Delaware Limited Partnership)
AND
HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC
(a Cayman Islands limited duration company)
Consolidated Financial Statements
For the period ended September 30, 2008
(unaudited)

HATTERAS MULTI-STRATEGY TEI FUND, L.P.
(a Delaware Limited Partnership)
AND
HATTERAS MULTI-STRATEGY OFFSHORE FUND, LDC
(a Cayman Islands limited duration company)
For the period ended September 30, 2008
(unaudited)

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Consolidated Statement of Assets, Liabilities and Partners’ Capital
September 30, 2008 (unaudited)

Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $318,032,734)	$299,461,314
Cash and cash equivalents	304,500
Receivable for withdrawal from Hatteras Master Fund, L.P.	31,000,000
Investment in Hatteras Master Fund, L.P. paid in advance	12,975,935
Prepaid assets	100,692
Interest receivable	3,579
Other assets	35,245

Total assets	$343,881,265

Liabilities and partners’ capital
Withdrawals payable	$31,112,011
Contributions received in advance	13,350,598
Withholding tax payable	762,946
Servicing fee payable	233,413
Due to affiliates (Note 4)	200,000
Professional fees payable	40,478
Accounting and administration fees payable	17,367
Custodian fees payable	926
Other accrued expenses	1,465

Total liabilities	45,719,204

Partners’ capital	298,162,061

Total liabilities and partners’ capital	$343,881,265

Partners’ capital:
Capital contributions (net)	324,165,259
Accumulated net investment loss	(10,836,086)
Accumulated net realized gains	3,404,308
Accumulated net unrealized depreciation on investments	(18,571,420)

Partners’ capital	$298,162,061

See Notes to Consolidated Financial Statements

1

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Consolidated Statement of Operations
For the period ended September 30, 2008 (unaudited)

Net investment loss allocated from Hatteras Master Fund, L.P.
Dividends	$736,640
Interest	78,162
Expenses	(2,058,802)

Net investment loss allocated from Hatteras Master Fund, L.P.	(1,244,000)

Fund investment income
Interest	30,522

Fund expenses
Servicing fee	1,358,797
Withholding tax expense	638,330
Accounting and administration fees	120,225
Professional fees	29,006
Registration fees	21,500
Filing fees	10,786
Custodian fees	2,400
Insurance fees	324
Other expenses	55,758

Total Fund expenses	2,237,126

Net investment loss	(3,450,604)

Realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments	23,060
Net change in unrealized appreciation / depreciation on investments	(32,055,187)

Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.	(32,032,127)

Net decrease in partners’ capital resulting from operations	$(35,482,731)

See Notes to Consolidated Financial Statements

2

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Consolidated Statement of Changes in Partners’ Capital
For the period ended September 30, 2008 (unaudited)

	General	Limited	Total
	Partner’s	Partners’	Partners’
	Capital	Capital	Capital

Partners’ Capital, at April 1, 2007	$268,982	$129,979,876	$130,248,858
Capital contributions	—	137,707,362	137,707,362
Capital contributions from Topiary Feeder Fund (Note 1)	—	88,340,142	88,340,142
Capital withdrawals	(784,533)	(49,119,532)	(49,904,065)
Net investment loss	—	(5,002,382)	(5,002,382)
Net realized gain from investments	—	2,729,681	2,729,681
Net increase in unrealized appreciation on investments	—	645,507	645,507
Actual Performance Allocation from January 1, 2007 to December 31, 2007	784,533	(784,533)	—
Reverse accrued Performance Allocation from January 1, 2007 to March 31, 2007	(268,982)	268,982	—
Accrued Performance Allocation from January 1, 2008 to March 31, 2008	—	—	—

Partners’ Capital, at March 31, 2008	$—	$304,765,103	$304,765,103
Capital contributions	—	80,142,627	80,142,627
Capital withdrawals	(43,372)	(51,219,566)	(51,262,938)
Net investment loss	—	(3,450,604)	(3,450,604)
Net realized gain from investments	—	23,060	23,060
Net increase in unrealized appreciation / depreciation on investments	—	(32,055,187)	(32,055,187)
Actual Performance Allocation from April 1, 2008 to June 30, 2008	43,372	(43,372)	—

Partners’ Capital, at September 30, 2008	$—	$298,162,061	$298,162,061

See Notes to Consolidated Financial Statements

3

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Consolidated Statement of Cash Flows
For the period ended September 30, 2008 (unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(35,482,731)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	(76,663,985)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	61,764,750
Net investment loss allocated from Hatteras Master Fund, L.P.	1,244,000
Net realized gain from investments allocated from Hatteras Master Fund, L.P.	(23,060)
Net increase in unrealized depreciation allocated from Hatteras Master Fund, LP	32,055,187
Decrease in receivable for withdrawal from Hatteras Master Fund, L.P.	14,000,000
Increase in investment in Hatteras Master Fund, L.P. paid in advance	(843,370)
Decrease interest receivable	562
Increase in other assets	(47,566)
Increase in prepaid assets	(99,964)
Decrease in due to affiliates	—
Increase in witholding tax payable	447,547
Increase in servicing fee payable	15,770
Decrease in other liabilities from Topiary Feeder Fund	(66,578)
Increase in professional fees payable	1,257
Decrease in accounting and administration fees payable	(3,172)
Decrease in custodian fees payable	(1,535)
Decrease in other accrued expenses	(11,479)

Net cash used in operating activities	(3,679,122)

Cash flows from financing activities:
Capital contributions (including increase in contributions received in advance)	81,104,700
Capital withdrawals (net of increase in withdrawals payable)	(77,426,078)

Net cash provided by financing activities	3,678,622

Net change in cash and cash equivalents	(500)

Cash and cash equivalents at beginning of period	305,000

Cash and cash equivalents at end of period	$304,500

See Notes to Consolidated Financial Statements

4

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited)

1.	Organization

Hatteras Multi-Strategy TEI Fund, L.P. (the “Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on April 1, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors. The Fund’s investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund (“Interests”) are the Limited Partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Fund. To achieve its objective, the Fund will provide its Limited Partners with access to a broad range of investment strategies and asset categories, trading advisers (“Advisers”) and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras Multi-Strategy Offshore Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objective as the Fund.

The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Hatteras Master Fund, L.P. (the “Master Fund”). The Offshore Fund commenced operations on April 1, 2005. The Offshore Fund enables tax-exempt limited partners to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt limited partners regardless of their tax-exempt status. The Offshore Fund will in turn invest substantially all of its assets in the Master Fund, a Delaware limited partnership, which is also registered under the 1940 Act.

The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets.

At September 30, 2008, the Fund owned 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owned 23.33% of the beneficial interests in the Master Fund. These financial statements are the consolidation of the Fund and the Offshore Fund (together “the Funds”). Intercompany balances and transactions have been eliminated through consolidation.

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors (the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.

5

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Investment Valuation

Valuation of the Offshore Fund’s interest in the Master Fund is based on the investment in Underlying Funds, as defined in the Master Fund’s financial statements, held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds as required by the Underlying Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The accounting policies of the Master Fund, including the valuation of Underlying Funds held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund, which are included elsewhere in this report.

b. Allocations from Master Fund

As required by accounting principles generally accepted in the United States of America, the Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Funds are charged to each Fund. Each Fund will also bear, as an investor in the Master Fund, its allocable portion of the fees and expenses of the Master Fund. Because the Funds bear their proportionate share of the management fees of the Master Fund, the Funds pay no direct management fee to the Investment Manager.

6

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

d. Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Funds’ allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e. Cash and Cash Equivalents

Cash and cash equivalents include amounts held in an interest bearing demand deposit account. At September 30, 2008, the Funds held $304,500 in an interest bearing demand deposit account. Such cash, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such bank deposits.

f. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reported period. Actual results could differ from those estimates.

g. Fair Value of Financial Instruments

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). The Master Fund adopted FAS 157 effective April 1, 2008. Since the Fund does not make direct investments in securities or financial instruments, and invests substantially all of its assets in the Master Fund, the additional disclosures required by FAS 157 are included in the notes to the financial statements of the Master Fund, which are included with these Fund’s financial statements.

3.	Allocation of Limited Partners’ Capital

Net profits or net losses of the Funds for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the partners’ capital of the Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners’ respective investment percentages.

7

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

3.	Allocation of Limited Partners’ Capital (continued)

Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Fund.

The Fund will maintain a separate capital account (“Capital Account”) on its books for each Limited Partner. Each Limited Partner’s capital account will have an opening balance equal to the Limited Partner’s initial contribution to the capital of Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner’s Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of net profits or net losses of the Fund.

4.	Related Party Transactions and Other

In consideration for fund services, the Fund will pay Hatteras Investment Partners, LLC (in such capacity, the “Servicing Agent”) fund servicing fee at the annual rate of 0.85% of the net asset value of the interests beneficially owned by customers of the Servicing Agent or any service provider who has entered into a service provider agreement with the Servicing Agent. The fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Fund on a pro—rata basis. The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any service fees during the period ended September 30, 2008.

The Investment Manager contractually agreed to reimburse certain expenses through November 3, 2009, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Fund, any acquired fund fees and expenses, as well as any performance allocation payable by the Fund or the Master Fund) for this period will not exceed 2.35% for the Fund (the “Expense Limitation”). The agreement automatically renews for one-year terms after the initial period until terminated by the Investment Manager or the Fund.

The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then effective confidential memorandum. There were no reimbursements from the Investment Manager for the period ending September 30, 2008.

8

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

4.	Related Party Transactions and Other (continued)

The Fund has a payable at September 30, 2008 on the Consolidated Statement of Assets, Liabilities and Partners’ Capital in the amount of $200,000 for a subscription received in error due to a fund affiliated with the Investment Manger.

Prior to July 1, 2008, the General Partner received an annual performance based allocation (the “Performance Allocation”) with respect to the Capital Account of each Limited Partner. The Performance Allocation was calculated generally as of the end of each calendar year and a final Performance Allocation was determined as of June 30, 2008. The Performance Allocation with respect to a Limited Partner’s Capital Account was equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeded (a) any Loss Carryforward Amount for such Limited Partner plus (b) the non-cumulative “hurdle amount” (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner’s Capital Account was deducted from such Capital Account and allocated to the Capital Account of the General Partner. For the period from April 1, 2008 to June 30, 2008 the General Partner received a Performance Allocation totaling $43,372.

Effective July 1, 2008, the Performance Allocation will be calculated at the Master Fund, and allocated to the Fund based on the Fund’s ownership interest in the Master Fund. The Performance Allocation with respect to the Fund is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to the Fund for the calendar year exceeds the greater of (a) any Loss Carryforward Amount or (b) the non-cumulative “hurdle amount” (an annualized return on the capital account balance of the Fund as of the last day of the preceding calendar year with a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). If at the end of any Performance Allocation period, the net losses allocated to the Fund exceed the net profits so allocated, then a Loss Carryforward Amount shall be established for the Fund. No Performance Allocation shall be deducted from the Fund unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for the Fund. For the period from July 1, 2008 to September 30, 2008 there was no performance based allocation.

UMB Bank, n.a. serves as custodian of the Funds’ assets and provides custodial services for the Funds. UMB Investment Services Group serves as administrator and accounting agent to the Funds and provides certain accounting, record keeping and investor related services. The Funds pay a monthly fee to the custodian and administrator based upon average partners’ capital, subject to certain minimums.

9

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

5.	Federal Income Taxes

For Federal income tax purposes, the Fund is treated as a partnership, and each partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains and losses of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund’s income. Under current Cayman Islands legislation, there are no taxes payable by the Offshore Fund. The Offshore Fund has been advised by its United States counsel that it generally should not be subject to United States income tax, except as further detailed in the Fund’s confidential offering memorandum. United States withholding taxes as described in the Fund’s confidential offering memorandum have been recorded on the statement of operations.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits.

6.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.	Line of Credit

The Master Fund maintains a $50,000,000 unsecured, uncommitted revolving loan facility (“Facility”), for the purpose of financing short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, investing in new managers, or as general working capital. The Facility can be terminated on demand by the lender. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At September 30, 2008, the Master Fund had no borrowings, fees or interest payable outstanding under the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2008 was 4.31%, $3,377,049, and $50,000,000, respectively.

10

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

8.	Repurchase of Interests

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Fund generally expects to offer repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Fund does not intend to distribute to the partners any of the Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.	Indemnification

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Consolidated Financial Highlights

The financial highlights are intended to help an investor understand the Funds’ financial performance for the past period. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. The General Partner’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on incentive arrangements and the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners’ capital. The ratios include the Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Funds are invested 100% in the Master Fund.

11

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (continued)

10.	Consolidated Financial Highlights (continued)

	For the six month
	period ended
	September 30,		For the year ended March 31,
	2008		2008		2007		2006

Total return amortizing organizational expenses and before Performance Allocation	—	(2)	—	(2)	—	(2)	11.50	% (1)

Organization expense	—		—		—		(0.35)%

Total return before Performance Allocation	(10.89)%		2.39%		8.01%		11.15%
Performance Allocation	(0.02)%		(0.26)%		(0.55)%		(1.15)%

Total return after expensing organizational expenses and Performance Allocation	(10.91)%		2.13%		7.46%		10.00%

Net investment loss before Performance Allocation	(1.18	)%(4)	(2.14)%		(2.24)%		(3.49)%

Ratio of operating expenses to average net assets (5)	1.07	%(4)	2.18%		2.35	%(6)	2.35	% (7)

Ratio of allocated bank borrowing to average net assets	0.01%		0.01%		0.02%		0.00%

Ratio of withholding tax to average net assets	0.19	%(4)	0.39%		0.31%		0.11%

Ratio of net expenses to average net assets	1.27	%(4)	2.58%		2.68%		2.46%
Performance Allocation	0.02%		0.22%		0.62%		1.21%

Total expenses and Performance Allocation	1.29	%(4)	2.80	%(3)	3.30%		3.67%

Limited Partners’ capital, end of year (000)	$298,162		$304,765		$129,980		$32,175

Portfolio Turnover Rate (Master Fund)	2.81%		9.54%		14.03%		19.35%

(1)	Total return is not annualized and indicative of amortizing organizational expenses over 60 months for tax purposes.

(2)	Organizational costs were fully expensed as of March 31, 2006.

(3)	Ratio includes Repayment to Investment Manager for prior reimbursements in the amount of 0.06%

(4)	Ratios for the period ending September 30, 2008 are not annualized.

(5)	Average net assets calculated on end of the month asset amounts.

(6)	If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of expenses to average net assets would be 2.45%

(7)	If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of expenses to average net assets would be 3.07%
11.	New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.” FAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of September 30, 2008, the General Partner is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

12

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Notes to Consolidated Financial Statements — September 30, 2008 (unaudited) (concluded)

12.	Subsequent Events

Effective October 1, 2008 and November 1, 2008, there were additional capital contributions of $13,350,598 and $4,630,000 respectively.

For the quarter ending December 31, 2008, the Fund received redemption requests totaling $12,075,823.

Effective February 1, 2009, the maximum available under the Facility of the Master Fund was reduced to $40,000,000.

13

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Board of Directors (unaudited)

The identity of the Board Members and brief biographical information is set forth below.

				Number of
	Position(s)			Portfolios in Fund
	Held with the	Length of Time	Principal Occupation(s) During Past 5 years and	Complex Overseen
Name, Age & Address	Fund	Served	Other Directorships Held by Director	by Director or Officer

INTERESTED DIRECTORS

David B. Perkins*, 46 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	President and Chairman of the Board of Directors of each fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman and President of each fund in the Fund Complex since inception. Mr. Perkins became the President and Managing Principal of the Investment Manager in September 2003 and became the co-founder and Managing Partner of CapFinancial Partners, LLC in April 2003. Prior to that, he was Managing Partner at Wachovia Securities Financial Network, Inc. from June 2002 to September 2003 and Managing Principal of CapTrust Financial Advisors, LLC from October 1997 to June 2002.	5

INDEPENDENT DIRECTORS

Steve E. Moss, 55 918 Meadow Lane Henderson, NC 27536	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996. Mr. Moss as been a Director and Member of the Audit Committee each fund in the Fund Complex since December 2004.	5

H. Alexander Holmes, 66 3408 Landor Road Raleigh, NC 27609	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993. Mr. Holmes has been a Director and Member of the Audit Committee of the Fund since December 2004.	5

Gregory S. Sellers, 49 2643 Steeplechase Road Gastonia, NC 28056	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Sellers became the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer, in April 2003. Prior to that, he was the Vice President of Finance at Parksdale Mills, Inc., a cotton and cotton blend yarns producer, from January 1991 to April 2003. Mr. Sellers has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5

Art Lottes, 56 4813 Wynneford Way Raleigh, NC 27615	Director; Audit Committee Member of each fund in the Fund Complex	Since November 2007	Mr. Lottes was the President of CARQUEST Corporation, an automotive aftermarket company until December 2005. Mr. Lottes was a Board member of CARQUEST and General Parts until December 2005.	5

*	Mr. Perkins is deemed to be an “interested” Director of the Funds because of his affiliation with the Investment Manager.

14

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Fund Management (unaudited)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Number of
	Position(s)			Portfolios in Fund
	Held with the	Length of Time	Principal Occupation(s) During Past 5 years and	Complex Overseen
Name, Age & Address	Fund	Served	Other Directorships Held by Director	by Director or Officer

OFFICERS

J. Michael Fields, 35 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer of each fund in the Fund Complex	Since Inception	Mr. Fields has been the Treasurer since inception of the Funds. Mr. Fields became a Director of the Investment Manager in September 2003. Prior to joining the Investment Manager, Mr. Fields was employed by CapTrust Financial Advisors from August 2002 to September 2003. Prior to joining CapTrust, Mr. Fields was employed by Morgan Stanley in Atlanta, Georgia from January 2000 to August 2002.	N/A

Andrew P. Chica, 33 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer of each fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.	N/A

Marc C. Brunner, 32 8540 Colonnade Drive, Suite 401 Raleigh, NC 27615	Secretary of each fund in the Fund Complex	Since 2008	Mr. Brunner joined Hatteras in July 2007 to serve as Manager of the Fund Complex. He directs day-to-day operations of the Hatteras Funds and also serves as Secretary of each fund in the Fund Complex. Prior to joining Hatteras, Mr. Brunner managed portfolio accounting at BlackRock in Wilmington, DE. From October 2003 to February 2007, he worked as a Supervisor of Fund Accounting for mutual fund clients at Delaware Investments. He served in a similar accounting role at SEI Investments from September 1998 to September 2003.	N/A

15

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership) and
Hatteras Multi-Strategy Offshore Fund, LDC (a Cayman Islands limited duration company)
Other Information (unaudited)

2008 Proxy Results
A Special Meeting of the Limited Partners of the Master Fund was held on June 25, 2008 to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:
1.	Approval of amendments to the Master Fund’s limited partnership agreement to include a performance allocation equal to 10% of the amount by which new net profits of the limited partner invests in the Master Fund exceed the non-cumulative hurdle amount which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill, as reported by the Wall Street Journal, for the last business day of the preceding calendar year.

		% of	% of
		Outstanding	Shares
	No. of Shares	Shares	Voted
Affirmative	175,924,564.060	49.087%	93.086%
Against	5,787,098.450	1.615%	3.062%
Abstain	7,279,648.080	2.031%	3.852%

TOTAL	188,991,310.590	52.733%	100.000%

2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Affirmative	178,000,535.170	49.667%	94.185%
Against	10,990,775.420	3.066%	5.815%

TOTAL	188,991,310.590	52.733%	100.000%
Proxy Voting
For free information regarding how the Fund voted proxies during the period ended June 30, 2008, or to obtain a free copy of the Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

16

I — Financial Statements of Hatteras Master Fund, L.P.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)
Financial Statements
For the Period from April 1, 2008 to September 30, 2008
UNAUDITED

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)
For the Period from April 1, 2008 to September 30, 2008

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL
Percentages are as follows:

	Cost	Fair Value
Investments in Underlying Funds (103.80%)

Absolute Return (19.92%)
Black River Commodity Multi Strategy Fund, L.P. [a,b]	$477,330	$579,682
Broad Peak Fund, L.P. [a,b]	12,000,000	11,566,439
Citadel Derivatives Group Investors, LLC [a,b]	3,413,210	4,873,633
Citadel Wellington Partners, LLC [a,b]	29,747,987	28,367,084
Courage Special Situations Fund, L.P. [a,b]	4,827,675	4,958,789
D.E. Shaw Composite Fund, LLC [a,b]	23,000,000	25,483,014
Eton Park Fund, L.P. [a,b]	19,000,000	18,450,451
JANA Partners Qualified, L.P. [a,b]	5,146,300	4,390,528
Marathon Fund, L.P. [a,b]	11,121,137	9,634,038
Montrica Global Opportunities Fund, L.P. [a,b]	16,000,000	13,649,610
OZ Asia Domestic Partners, L.P. [a,b]	15,000,000	14,200,525
Paulson Advantage, L.P. [a,b]	28,000,000	30,831,355
Paulson Partners Enhanced, L.P. [a,b]	7,000,000	11,360,629
Perry Partners, L.P. [a,b]	10,404,723	9,612,423
PSAM WorldArb Partners, L.P. [a,b]	6,000,000	4,901,928
Smith Breeden Mortgage Partners, L.P. [a,b]	14,413,258	13,857,338
Stark Investments, L.P. [a,b]	12,000,000	11,923,224
UC Financials Fund Limited [a,b]	1,371,554	1,248,849
Waterstone Market Neutral Fund, L.P. [a,b]	18,000,000	18,079,640
Whitebox Diversified Convertible Arbitrage Fund, L.P. [a,b]	19,000,000	16,710,927

		254,680,106

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited) (continued)

	Cost	Fair Value

Energy and Natural Resources (13.66%)
Arclight Energy Partners Fund III, L.P. [b]	$4,370,803	$4,316,101
Arclight Energy Partners Fund IV, L.P. [a,b]	2,892,019	2,813,625
Blackrock SSR Energy and Natural Resources Hedge Fund, L.P. [a,b]	19,700,000	15,741,762
Cadent Energy Partners II, L.P. [a,b]	2,270,825	2,052,785
CamCap Resources, L.P. [a,b]	18,000,000	13,448,967
Canaan Natural Gas Fund X, L.P. [a,b]	2,197,250	2,197,250
Centennial Energy Partners, L.P. [a,b]	15,000,000	10,586,786
Chilton Global Natural Resources Partners, L.P. [a,b]	24,000,000	21,935,152
EnerVest Energy Institutional Fund X-A, L.P. [b]	2,178,934	1,750,589
EnerVest Energy Institutional Fund XI-A, L.P. [b]	4,097,434	3,784,706
Intervale Capital Fund, L.P. [a,b]	1,514,811	1,708,658
Merit Energy Partners F-II, L.P. [b]	468,811	504,546
NGP Energy Technology Partners, L.P. [a,b]	782,656	932,439
Natural Gas Partners IX, L.P. [b]	1,591,672	1,427,519
Natural Gas Partners VIII, L.P. [b]	3,159,710	4,229,348
NGP Midstream & Resources, L.P. [b]	2,058,668	2,201,782
Ospraie Special Opportunities Fund, L.P. [a,b]	5,000,000	5,514,120
Pine Brook Capital Partners, L.P. [a,b]	1,658,618	1,368,944
Quantum Energy Partners IV, L.P. [a,b]	1,695,692	1,699,488
Sentient Global Resources Fund III, L.P. [a,b]	3,081,137	3,006,137
Southport Energy Plus Partners, L.P. [a,b]	23,083,819	31,058,340
Touradji Global Resources Fund, L.P. [a,b]	27,500,000	28,690,068
Treaty Oak Partners, L.P. [a,b]	14,000,000	13,674,573

		174,643,685

Enhanced Fixed Income (21.70%)
Anchorage Crossover Credit Fund, L.P. [a,b]	20,000,000	18,608,919
Anchorage Short Credit Fund II, L.P. [a,b]	24,000,000	31,910,159
BDCM Partners I, L.P. [a,b]	31,500,000	26,253,300
Contrarian Capital Fund I, L.P. [a,b]	15,880,064	15,571,616
CPIM Structured Credit Fund 1000, L.P. [a,b]	1,042,483	342,980
D.B. Zwirn Special Opportunities Fund, L.P. [a,b]	8,092,619	8,792,360
Drawbridge Special Opportunities Fund, L.P. [a,b]	17,000,000	17,453,325
Halcyon European Structured Opportunities Fund L.P. [a,b]	16,000,000	10,577,324
Harbinger Capital Partners Fund I, L.P. [a,b]	14,567,661	14,010,313
Lazard Emerging Income Plus, LTD [b]	10,506,794	10,157,925
Marathon Special Opportunities Fund, L.P. [a,b]	14,937,116	13,892,774
McDonnell Loan Opportunity Fund [a,b]	10,000,000	8,359,000
Ore Hill Fund, L.P. [a,b]	7,221,928	6,992,515
Prospect Harbor Credit Partners, L.P. [a,b]	20,000,000	18,076,510
See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited) (continued)

	Cost	Fair Value
Enhanced Fixed Income (21.70%) [c] (continued)
Standard Pacific Asymmetric Opportunities Fund, L.P. [a,b]	$23,000,000	$24,797,892
Strategic Value Restructuring Fund, L.P. [a,b]	15,428,312	14,428,768
The Rohaytyn Group Local Currency Opportunity Partners, L.P. [a,b]	18,000,000	17,467,706
Venor Capital Partners, L.P. [a,b]	76,779	76,078
Z Capital Partners I, L.P. [a,b]	29,000,000	19,581,400

		277,350,864

Opportunistic Equity (29.16%)
Algebris Global Financials Fund, L.P. [a,b]	24,000,000	21,328,605
Artis Technology Qualified 2X (Institutional), L.P. [a,b]	10,500,000	13,212,634
Asian Century Quest Fund (QP) L.P. [a,b]	25,000,000	22,588,584
Boyer Allan Greater China Fund, L.P. [a,b]	5,000,000	4,783,500
CCM Small Cap Value Qualified Fund, L.P. [a,b]	2,500,000	1,564,795
Criterion Horizons Fund, L.P. [a,b]	14,000,000	12,126,326
CRM Windridge Partners, L.P. [a,b]	14,522,017	14,801,451
D.E. Shaw Oculus Fund LLC [a,b]	25,000,000	30,684,534
Drawbridge Global Macro Fund, L.P. [a,b]	1,855,840	1,650,599
Ellerston Global Equity Managers Fund (US), L.P. [a,b]	13,000,000	12,515,092
GMO Mean Reversion Fund, L.P. [a,b]	6,770,065	9,882,028
Gracie Capital L.P. [a,b]	412,214	408,678
Gradient Europe Fund, L.P. [a,b]	13,500,000	5,356,466
Great Point Biomedical Value Fund, L.P. [a,b]	15,500,000	13,425,394
HealthCor, L.P. [a,b]	17,000,000	21,667,513
Liberty Square Strategic Partners IV (Asia), L.P. [a,b]	16,000,000	11,167,968
Miura Global Partners I, L.P. [a,b]	26,000,000	24,963,571
Penta Asia Domestic Partners, L.P. [a,b]	27,000,000	16,335,398
Samlyn Onshore Fund, L.P. [a,b]	18,000,000	20,671,297
Sansar Capital, L.P. [a,b]	19,000,000	15,012,867
SCP Ocean Fund, L.P. [a,b]	9,002,947	11,297,841
SR Global Fund, L.P. (Class B) Asia [a,b]	6,269,224	5,271,157
SR Global Fund, L.P. (Class C) International [a,b]	7,457,674	11,096,430
SR Global Fund, L.P. (Class F) Europe [a,b]	11,719,713	7,953,512
SR Global Fund, L.P. (Class G) Emerging [a,b]	12,281,970	13,959,041
Talaris (U.S.) Fund, L.P. [a,b]	1,062,155	780,905
The Raptor Global Fund, L.P. [a,b]	13,000,000	11,485,683
The Russian Prosperity Fund [a,b]	10,000,000	6,074,844
Viking Global Equities, L.P. [a,b]	11,500,000	12,456,312
Visium Long Bias Fund, L.P. [a,b]	18,964,983	18,174,594

		372,697,619

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited) (continued)

	Cost	Fair Value
Private Equity Composite (9.80%)
ABRY Advanced Securities Fund, L.P. [a,b]	$744,633	$683,048
ABRY Partners VI L.P. [a,b]	616,585	644,021
Accel-KKR Capital Partners III, L.P. [a,b]	830,440	783,472
Actis Umbrella Fund, L.P. [b]	2,103,273	2,224,000
BDCM Opportunity Fund II, L.P. [a,b]	1,549,141	1,540,665
Brazos Equity Fund II, L.P. [b]	2,890,607	2,834,699
Carlyle Japan International Partners II, L.P. [a,b]	492,940	426,030
CDH Venture Partners II, L.P. [a,b]	1,400,699	1,287,929
CJIP II Co-Invest, L.P. [a,b]	105,580	103,736
Carlyle Partners V, L.P. [a,b]	2,880,309	2,682,211
Claremont Creek Ventures, L.P. [a,b]	760,416	786,770
Crosslink Crossover Fund IV, L.P. [a,b]	3,818,586	5,463,329
Crosslink Crossover Fund V, L.P. [a,b]	10,584,676	9,610,859
Dace Ventures I, L.P. [a,b]	1,038,927	913,750
Darwin Private Equity I, L.P. [b]	1,549,147	1,180,234
Encore Consumer Capital Fund, L.P. [b]	2,481,262	2,378,521
Exponent Private Equity Partners II, L.P. [a,b]	2,315,653	2,239,411
Fairhaven Capital Partners, L.P. [a,b]	1,212,601	952,496
Gavea Investment Fund II A, L.P. [a,b]	5,000,000	4,667,531
Gavea Investment Fund III A, L.P. [a,b]	3,000,000	2,765,100
Great Point Partners I, L.P. [b]	1,249,455	1,090,979
Halifax Fund II, L.P. [b]	1,224,527	1,079,377
Hancock Park Capital III, L.P. [b]	2,700,000	2,874,257
Healthcor Partners Fund, L.P. [a,b]	1,370,082	1,114,657
Hillcrest Partners Fund, L.P. [a,b]	278,992	181,666
Hony Capital Fund 2008, L.P. [a,b]	563,259	477,149
Integral Capital Partners VII, L.P. [a,b]	6,000,000	6,660,134
Integral Capital Partners VIII, L.P. [a,b]	10,000,000	8,028,607
Lehman Brothers Venture Partners V, L.P. [a,b]	1,125,214	1,024,926
Lighthouse Capital Partners VI, L.P. [a,b]	2,400,000	2,313,373
Mid Europa Fund III, L.P. [a,b]	870,510	845,101
OCM European Principal Opportunties Fund, L.P. [a,b]	3,720,307	5,257,949
OCM Mezzanine Fund II, L.P. [b]	4,185,161	4,222,172
Orchid Asia IV, L.P. [a,b]	1,811,999	1,644,594
Pipe Equity Partners, LLC [a,b]	23,824,693	23,785,726
Private Equity Investment Fund IV, L.P. [b]	2,934,065	2,984,107
RoundTable Healthcare Partners II, L.P. [a,b]	1,128,158	1,035,085
Saints Capital VI, L.P. [a,b]	1,926,450	1,871,229
Sanderling Venture Partners VI Co-Investment Fund, L.P. [a,b]	489,217	485,694
See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited) (continued)

	Cost	Fair Value
Private Equity Composite (9.80%) (continued)
Sanderling Venture Partners VI, L.P. [a,b]	$693,208	$1,113,044
Sterling Capital Partners Venture Fund II, L.P. [b]	1,585,317	1,878,637
Sterling Capital Partners III, L.P. [a,b]	1,458,142	1,222,886
Strategic Value Global Opportunities Fund I-A, L.P. [a,b]	2,384,090	1,931,372
The Column Group, L.P. [b]	543,259	315,230
Trivest Fund IV, L.P. [a,b]	1,132,566	906,805
VCFA Venture Partners V, L.P. [b]	3,404,320	3,649,335
VCFA Private Equity Partners IV, L.P. [b]	1,235,418	1,979,171
Voyager Capital Fund III, LP [b]	656,122	612,868
Voyager Capital Fund III, LP [a,b]	500,000	468,750

		125,222,692

Real Estate Composite (9.56%)
Arminius Moat, L.P. [a,b]	5,014,467	5,043,504
Benson Elliot Real Estate Partners II, L.P. [a,b]	3,020,074	3,240,197
Colony Investors VII, L.P. [b]	2,829,420	2,842,900
Colony Investors VIII, L.P. [a,b]	6,076,587	4,154,400
DaVinci Corporate Opportunity Partners, L.P. [a,b]	2,529,921	2,075,656
Forum European Realty Income III, L.P. [b]	1,127,052	661,553
Greenfield Acquisition Partners V, L.P. [a,b]	1,400,000	1,292,646
GTIS Brazil Real Estate Fund, L.P. [a,b]	1,731,864	1,723,800
ING Clarion Global, L.P. [a,b]	9,283,925	9,767,660
JREIT Enhanced LLC [a,b]	10,000,000	8,767,000
New City Asia Partners (T), L.P. [a,b]	5,236,991	4,514,474
Oak Hill REIT Plus, L.P. [a,b]	11,000,000	11,514,303
ORBIS Real Estate Fund I [a,b]	3,010,892	2,653,161
Patron Capital L.P. III [a,b]	1,109,329	1,010,110
Phoenix Asia Real Estate Investments II, L.P. [a,b]	3,992,387	4,087,882
Rockwood Capital Real Estate Partners Fund VII, L.P. [a,b]	3,467,862	3,366,780
Security Capital Preferred Growth, Inc. [b]	1,553,874	721,180
Square Mile Partners III, L.P. [a,b]	1,937,844	1,836,580
Third Avenue Real Estate Opportunities Fund, L.P. [a,b]	21,000,000	11,286,813
Transwestern Mezzanine Realty Partner II, LLC [b]	1,843,736	1,561,100
Valiant Capital Partners, L.P. [a,b]	10,000,000	10,092,633
WCP Real Estate Fund I, L.P. [a,b]	4,863,515	4,786,368
WCP Real Estate Strategies Fund, L.P. [a,b]	11,000,000	10,876,867
Wells Street Global Partners, L.P. [a,b]	17,686,675	14,422,782

		122,300,349

Total investments in Underlying Funds (Cost $1,395,785,010)(103.80%)		1,326,895,315

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Schedule of Investments — September 30, 2008 (unaudited) (continued)

Short-Term Investments (4.28%)

Federated Prime Obligations Fund #10	54,676,662	54,676,662

Total Short-Term Investments (Cost $54,676,662) (4.28%)		54,676,662

Total Investments (Cost $1,450,461,672) (108.08%)		1,381,571,977

Liabilities in excess of other assets (-8.08%)		(103,332,427)

Partners’ capital — 100.00%		$1,278,239,550

a-	Non-income producing

b-	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
Total cost and fair value of restricted underlying funds as of September 30, 2008 was $1,395,785,010 and $1,326,895,315, respectively.
See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Statement of Assets, Liabilities and Partners’ Capital — September 30, 2008 (unaudited)

Assets

Investments in Underlying Funds, at fair value (cost $1,395,785,010)	$1,326,895,315
Cash and cash equivalents	54,676,662
Investments in Underlying Funds paid in advance	18,267,234
Receivable from redemption of Underlying Funds	955,662
Dividends and interest receivable	33,002
Withholding tax refund receivable	21,731
Prepaid assets	154,613
Other assets	18,481

Total assets	$1,401,022,700

Liabilities and partners’ capital

Contributions received in advance	$67,789,114
Redemptions payable	53,490,081
Management fee payable	1,110,301
Accounting and administration fees payable	96,543
Risk management fees payable	91,187
Professional fees payable	87,749
Custodian fees payable	55,467
Line of credit expense payable	44,510
Topiary directors’ fees payable	18,024
Printing fees payable	174

Total liabilities	122,783,150

Partners’ capital	1,278,239,550

Total liabilities and partners’ capital	$1,401,022,700

Partners’ Capital:
Capital contributions (net)	1,351,727,106
Accumulated net investment loss	(15,706,317)
Accumulated net realized gains	10,623,053
Accumulated net unrealized depreciation on investments	(68,404,292)

Partners’ capital	$1,278,239,550

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Statement of Operations — April 1, 2008 to September 30, 2008 (unaudited)

Investment income
Dividends	$2,807,682
Interest	295,033

Total investment income	3,102,715

Operating expenses
Management fee	6,448,612
Accounting and administration fees	449,274
Risk management expense	290,523
Professional fees	209,396
Line of credit fees	85,958
Interest expense	75,548
Custodian fees	70,434
Board of directors’ fees	60,000
Insurance expense	53,170
Compliance consulting fees	15,000
Printing expense	5,000
Other expenses	36,186

Total operating expenses	7,799,101

Net investment loss	(4,696,386)

Realized gain and change in unrealized depreciation on investments in Underlying Funds
Net realized gain from investments in Underlying Funds	48,448
Net decrease in unrealized depreciation on investments in Underlying Funds	(131,486,612)

Net realized gain and change in unrealized depreciation on investments in Underlying Funds	(131,438,164)

Net decrease in partners’ capital resulting from operations	$(136,134,550)

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Statement of Changes in Partners’ Capital (unaudited)

Limited
Partners’
Capital*

Partners’ Capital, at March 31, 2007	$432,119,739
Capital contributions	698,439,845
Capital withdrawals	(86,361,449)
Net investment loss	(5,470,969)
Net realized gain from investments in Underlying Funds	8,474,227
Net increase in unrealized appreciation on investments in Underlying Funds	3,383,998

Partners’ Capital, at March 31, 2008	$1,050,585,391
Capital contributions	456,447,140
Capital withdrawals	(92,658,431)
Net investment loss	(4,696,386)
Net realized gain from investments in Underlying Funds	48,448
Net increase in unrealized depreciation on investments in Underlying Funds	(131,486,612)

Partners’ Capital, at September 30, 2008	$1,278,239,550

*	As the General Partner does not own an interest in the Master Fund, the Limited Partners’ capital represents total capital of the Master Fund.
See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Statement of Cash Flows — April 1, 2008 to September 30, 2008 (unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(136,134,550)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of Underlying Funds	(406,996,097)
Proceeds from redemptions of Underlying Funds	35,036,270
Net realized gain from investments in Underlying Funds	(48,448)
Net increase in unrealized depreciation on investments in Underlying Funds	131,486,612
Decrease in investments in Underlying Funds paid in advance	23,067,440
Decrease in receivable from redemption of Underlying Funds	16,870,241
Increase in dividends and interest receivable	(2,392)
Increase in prepaid assets	(140,131)
Increase in other assets	(4,557)
Increase in management fee payable	185,211
Decrease in professional fees payable	(189,498)
Increase in accounting and administration fees payable	17,107
Decrease in risk management expense payable	23,406
Increase in custodian fees payable	16,924
Decrease in printing fees payable	(656)
Increase in line of credit fees payable	45,573

Net cash used in operating activities	(336,767,545)

Cash flows from financing activities:
Capital contributions (including increase in contributions received in advance)	455,101,823
Capital withdrawals (net of increase in redemptions payable)	(98,068,350)
Line of credit borrowings	(98,000,000)
Line of credit repayments	98,000,000

Net cash provided by financing activities	357,033,473

Net change in cash and cash equivalents	20,265,928

Cash and cash equivalents at beginning of period	34,410,734

Cash and cash equivalents at end of period	$54,676,662

Supplemental Disclosure of Interest Paid	$75,549

See Notes to Financial Statements

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited)

1.	Organization

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies and asset categories, trading advisers (“Advisers”) and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisers that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisers who utilize other strategies. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by the Adviser (an “Underlying Fund”) or by placing assets in an account directly managed by the Adviser.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has initially appointed a Board of Directors (the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.	Significant Accounting Policies

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statement.

a. Investment Valuation — Investments in Underlying Funds

The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds’ as required by the Underlying Funds’ offering documents. If the Investment

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

b. Investment Income

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

c. Fund Expenses

The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

d. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s income, gain, loss, deductions and credits.

Effective September 30, 2007, the Fund adopted the provisions of FASB Interpretation 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109” (“FIN 48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements and applies to all open tax years as of the effective date. As of and during the period ended September 30, 2008, there was no impact to the Fund’s financial statements as a result of the adoption of FIN 48.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

e. Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. At September 30, 2008, the Master Fund held $54,676,662 in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

f. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

g. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). Effective April 1, 2008, the Fund adopted FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

g. Fair Value of Financial Instruments (continued)
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

2.	Significant Accounting Policies (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at fair value:

	Investments in	Other
	Investment	Financial
	Funds	Instruments*

Valuation Inputs
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	—	54,676,662
Level 3 — Significant Unobservable Inputs	1,326,895,315	—

Total	$1,326,895,315	$54,676,662

*	Other financial instruments include short-term investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
in
Investment
Funds
Balance as of April 1, 2008	$1,086,374,717
Realized gain	48,448
Net purchases of investments	371,958,762
Net change in unrealized depreciation	(131,486,612)

Balance as of September 30, 2008	$1,326,895,315

Net change in unrealized depreciation from investments still held as of September 30, 2008	$(68,412,365)

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

3.	Allocation of Partners’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	Management Fee, Related Party Transactions and Other

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners’ capital determined as of the last day of the month (before repurchase of interests).

Effective July 1, 2008, the General Partner receives an annual performance based allocation (the “Performance Allocation”) with respect to the capital account of each Limited Partner. The Performance Allocation is generally calculated as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner’s capital account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds the greater of (a) any Loss Carryforward Amount (as defined below) or (b) the non-cumulative “hurdle amount” (an annualized return on the capital account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). If at the end of any Performance Allocation period, the net losses allocated to a Limited Partners’ capital account exceed the net profits so allocated, then a Loss Carryforward Amount shall be established for that Limited Partner. No Performance Allocation shall be deducted from the capital account of any Limited Partner unless the excess of net profits over net losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. For the period from July 1, 2008 to September 30, 2008, there was no performance based allocation.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $15,000. All Board members are

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

4.	Management Fee, Related Party Transactions and Other (continued)

reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

UMB Bank, n.a. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund. UMB Investment Services Group serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners’ capital, subject to certain minimums.

5.	Investment Transactions

As of September 30, 2008, $385,828,288 of the Master Fund’s net assets were invested in Underlying Funds with a next available redemption date later than September 30, 2009.

Total purchases of Underlying Funds for the period ended September 30, 2008 amounted to $407,057,516. Total proceeds from redemptions of Underlying Funds for the period ended September 30, 2008 amounted to $35,036,270. The cost of investments in Underlying Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds.

6.	Risk Factors

An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Adviser on behalf of the Master Fund.

Underlying Funds generally require the Adviser to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Underlying Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Partners will not be able to redeem Interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

7.	Line of Credit

The Master Fund maintains a $50,000,000 unsecured, uncommitted revolving loan facility (“Facility”), for the purpose of financing short timing differences between the redemption of investments or receipt of partnership capital and the redemption of partnership capital accounts, investing in new managers, or as general working capital. The Facility can be terminated on demand by the lender. A fee of 37.5 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. Borrowings are charged an interest rate at a base rate less 75 basis points. The base rate is the greater of a) the prime commercial rate as announced from time to time, or b) the Federal Funds rate plus 1/2 of 1%, calculated on a 360-day basis and payable monthly in arrears. At September 30, 2008, the Master Fund had no borrowings, fees or interest payable outstanding under the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2008 was 4.31%, $3,377,049, and $50,000,000, respectively.

8.	Repurchase of Partners’ Interests

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Investment Manager generally recommends to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Master Fund does not intend to distribute to the partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the partners. A partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

9.	Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	Commitments

As of September 30, 2008, the Master Fund had outstanding investment commitments to Underlying Funds totaling $373,614,743.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

11.	Financial Highlights

The financial highlights are intended to help you understand the Master Fund’s financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners’ capital. The ratios do not reflect the Master Fund’s proportionate share of income and expenses from Underlying Funds. The ratios are annualized for periods of less than a year.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than a year.

	For the Six				For the period from
	Month Period				January 1, 2005
	Ended				(commencement of
	September 30,	For the Years Ended March 31,			operations) through
	2008	2008	2007	2006	March 31, 2005

Total return amortizing organizational expenses*	— **	— **	— **	— **	0.23%*
Total return	(9.00)%	3.74%	9.31%	13.79%	0.17%
Partners’ capital, end of period (000)	$1,278,240	$1,050,585	$432,120	$213,521	$116,827
Portfolio Turnover	2.81%	9.54%	14.03%	19.35%	3.72%
Annualized Ratios:
Net investment loss	(0.75)%	(0.72)%	(0.96)%	(1.23)%	(1.43)%
Total operating expenses	1.25%	1.32%	1.39%	1.52%	1.50%

*	Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**	Organizational costs were fully expensed as of March 31, 2005.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Notes to Financial Statements — September 30, 2008 (unaudited) (continued)

12.	New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.” FAS 161 requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of September 30, 2008, the General Partner is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

13.	Subsequent Events

Effective October 1 and November 1, 2008, there were additional capital contributions of $67,789,114 and 41,389,500 respectively.

For the quarter ending December 31, 2008, the Fund received redemption requests totaling $50,218,442.

Effective February 1, 2009, the maximum available under the line of credit Facility was reduced to $40,000,000.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Board of Directors (unaudited)

The identity of the Board Members and brief biographical information is set forth below.

				Number of
	Position(s)			Portfolios in Fund
	Held with the	Length of Time	Principal Occupation(s) During Past 5 years and	Complex Overseen
Name, Age & Address	Fund	Served	Other Directorships Held by Director	by Director or Officer
INTERESTED DIRECTORS

David B. Perkins*, 46 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	President and Chairman of the Board of Directors of each fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman and President of each fund in the Fund Complex since inception. Mr. Perkins became the President and Managing Principal of the Investment Manager in September 2003 and became the co-founder and Managing Partner of CapFinancial Partners, LLC in April 2003. Prior to that, he was Managing Partner at Wachovia Securities Financial Network, Inc. from June 2002 to September 2003 and Managing Principal of CapTrust Financial Advisors, LLC from October 1997 to June 2002.	5

INDEPENDENT DIRECTORS

Steve E. Moss, 55 918 Meadow Lane Henderson, NC 27536	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996. Mr. Moss as been a Director and Member of the Audit Committee each fund in the Fund Complex since December 2004.	5

H. Alexander Holmes, 66 3408 Landor Road Raleigh, NC 27609	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993. Mr. Holmes has been a Director and Member of the Audit Committee of the Fund since December 2004.	5

Gregory S. Sellers, 49 2643 Steeplechase Road Gastonia, NC 28056	Director; Audit Committee Member of each fund in the Fund Complex	Since December 2004	Mr. Sellers became the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer, in April 2003. Prior to that, he was the Vice President of Finance at Parksdale Mills, Inc., a cotton and cotton blend yarns producer, from January 1991 to April 2003. Mr. Sellers has been a Director and Member of the Audit Committee of each fund in the Fund Complex since December 2004.	5

Art Lottes, 56 4813 Wynneford Way Raleigh, NC 27615	Director; Audit Committee Member of each fund in the Fund Complex	Since November 2007	Mr. Lottes was the President of CARQUEST Corporation, an automotive aftermarket company until December 2005. Mr. Lottes was a Board member of CARQUEST and General Parts until December 2005.	5

*	Mr. Perkins is deemed to be an “interested” Director of the Funds because of his affiliation with the Investment Manager.

Hatteras Master Fund, L.P.
(a Delaware Limited Partnership)
Fund Management (unaudited)

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Number of
	Position(s)			Portfolios in Fund
	Held with the	Length of Time	Principal Occupation(s) During Past 5 years and	Complex Overseen
Name, Age & Address	Fund	Served	Other Directorships Held by Director	by Director or Officer
OFFICERS

J. Michael Fields, 35 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer of each fund in the Fund Complex	Since Inception	Mr. Fields has been the Treasurer since inception of the Funds. Mr. Fields became a Director of the Investment Manager in September 2003. Prior to joining the Investment Manager, Mr. Fields was employed by CapTrust Financial Advisors from August 2002 to September 2003. Prior to joining CapTrust, Mr. Fields was employed by Morgan Stanley in Atlanta, Georgia from January 2000 to August 2002.	N/A

Andrew P. Chica, 33 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer of each fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.	N/A

Marc C. Brunner, 32 8540 Colonnade Drive, Suite 401 Raleigh, NC 27615	Secretary of each fund in the Fund Complex	Since 2008	Mr. Brunner joined Hatteras in July 2007 to serve as Manager of the Fund Complex. He directs day-to-day operations of the Hatteras Funds and also serves as Secretary of each fund in the Fund Complex. Prior to joining Hatteras, Mr. Brunner managed portfolio accounting at BlackRock in Wilmington, DE. From October 2003 to February 2007, he worked as a Supervisor of Fund Accounting for mutual fund clients at Delaware Investments. He served in a similar accounting role at SEI Investments from September 1998 to September 2003.	N/A

ITEM 2. CODE OF ETHICS.
Not applicable to semi-annual reports.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to semi-annual reports.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to semi-annual reports.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to semi-annual reports.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to semi-annual reports.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable..
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HATTERAS MULTI-STRATEGY TEI FUND, L.P.
By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)
Date DECEMBER 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)
Date DECEMBER 1, 2008

By (Signature and Title)*	/s/ J. Michael Fields
J. Michael Fields, Chief Financial Officer
(principal financial officer)
Date DECEMBER 1, 2008

*	Print the name and title of each signing officer under his or her signature.